Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Benefit obligation, ending (recognized in balance sheet)	$ (732)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	417	499
Service cost	3	5	4
Interest cost	17	24	30
Actuarial (gain) loss	(25)	(36)
Benefits paid	(20)	(32)
Plan amendments	0	(34)
Acquisitions/divestitures and other	0	(9)
Benefit obligation, ending (recognized in balance sheet)	$ 392	$ 417	$ 499